UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F/A-HR

                              Form 13F/A COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Ridgecrest Investment Management, LLC
Address:    220 East 42nd Street, 29th Floor
            New York, NY 10017

Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Todd McElroy
Title:      Chief Financial Officer
Phone:      (212) 476-5517

Signature, Place, and Date of Signing:

/s/ Todd McElroy            New York, New York            February 17, 2009
----------------            ------------------            -----------------
  [Signature]                  [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   53
                                          -----------
Form 13F Information Table Value Total:   $38,134
                                          -----------
                                          (thousands)

List of Other Included Managers:

None

Form 13F INFORMATION TABLE  (12/31/08)

            COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
                                                                           SHRS
                                                               VALUE      OR PRN SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS   CUSIP       (X1000)    AMOUNT PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AECOM TECHNOLOGY CORP DELAWARE    COM              00766T100  922        30,000  SH           SOLE               30,000
AEGEAN MARINE PETROLEUM NETW      SHS              Y0017S102  594        35,000  SH           SOLE               35,000
AGRIUM INC                        COM              008916108  683        20,000  SH           SOLE               20,000
AMERICAN EAGLE OUTFITTERS INC     COM              02553E106  608        65,000  SH           SOLE               65,000
ATLAS ENERGY RESOURCES LLC        COM              049303100  255        20,000  SH           SOLE               20,000
BAKER HUGHES INCORPORATED         COM              057224107  462        14,400  SH           SOLE               14,400
BOSTON SCIENTIFIC CORP            COM              101137107  774        100,000 SH           SOLE               100,000
CENTEX CORPORATION                COM              152312104  372        35,000  SH           SOLE               35,000
COVANTA HOLDING CORPORATION       COM              22282E102  1,098      50,000  SH           SOLE               50,000
CVS CAREMARK CORP                 COM              126650100  719        25,000  SH           SOLE               25,000
DEAN FOODS CO NEW                 COM              242370104  1,168      65,000  SH           SOLE               65,000
DEERE & COMPANY                   COM              244199105  383        10,000  SH           SOLE               10,000
DELTA AIR LINES INC DEL           COM NEW          247361702  1,146      100,000 SH           SOLE               100,000
E M C CORP MASS                   COM              268648102  1,047      100,000 SH           SOLE               100,000
F M C CORP                        COM NEW          302491303  1,342      30,000  SH           SOLE               30,000
FTI CONSULTING INC                COM              302941109  1,117      25,000  SH           SOLE               25,000
GENERAL CABLE CORP DEL NEW        COM              369300108  531        30,000  SH           SOLE               30,000
GOODRICH CORP                     COM              382388106  740        20,000  SH           SOLE               20,000
GRACE W R & CO DEL NEW            COM              38388F108  478        80,000  SH           SOLE               80,000
KOPPERS HOLDINGS INC              COM              50060P106  324        15,000  SH           SOLE               15,000
LAZARD LTD                        SHS A            G54050102  1,338      45,000  SH           SOLE               45,000
MACROVISION SOLUTIONS CORP        COM              55611C108  759        60,000  SH           SOLE               60,000
MARTIN MARIETTA MATLS INC         COM              573284106  1,456      15,000  SH           SOLE               15,000
METLIFE INC                       COM              59156R108  693        20,000  SH           SOLE               20,000
MORGAN STANLEY                    COM NEW          617446448  401        25,000  SH           SOLE               25,000
MYLAN INC                         COM              628530107  593        60,000  SH           SOLE               60,000
MYR GROUP INC DEL                 COM              55405W104  460        46,000  SH           SOLE               46,000
NEXEN INC                         COM              65334H102  11         600     SH           SOLE               600
NUANCE COMMUNICATIONS INC         COM              67020Y100  367        35,400  SH           SOLE               35,400
NUSTAR ENERGY LP                  UNIT COM         67058H102  1,027      25,000  SH           SOLE               25,000
O REILLY AUTOMOTIVE INC           COM              686091109  1,383      45,000  SH           SOLE               45,000
ORION MARINE GROUP INC            COM              68628V308  1,352      140,000 SH           SOLE               140,000
PACTIV CORP                       COM              695257105  622        25,000  SH           SOLE               25,000
PETROLEO BRASILEIRO SA PETRO      SP ADR NON VTG   71654V101  245        10,000  SH           SOLE               10,000
PETROLEO BRASILEIRO SA PETRO      SPONSORED ADR    71654V408  918        45,000  SH           SOLE               45,000
PLAINS EXPL& PRODTN CO            COM              726505100  1,046      45,000  SH           SOLE               45,000
PROSHARES TR                      PSHS ULT S&P 500 74347R107  263        10,000  SH           SOLE               10,000
PROSHARES TR                      PSHS ULTRUSS2000 74347R842  299        15,000  SH           SOLE               15,000
RALCORP HOLDINGS INC              COM              751028101  2,044      35,000  SH           SOLE               35,000
RESEARCH IN MOTION LIMITED        COM              760975102  507        12,500  SH           SOLE               12,500
RF MICRODEVICES INC               COM              749941100  137        175,000 SH           SOLE               175,000
ROCKWOOD HLDGS INC                COM              774415103  432        40,000  SH           SOLE               40,000
SALESFORCE.COM INC                COM              79466L302  240        7,500   SH           SOLE               7,500
SMART BALANCE INC                 COM              83169Y108  442        65,000  SH           SOLE               65,000
STEEL DYNAMICS INC                COM              858119100  447        40,000  SH           SOLE               40,000
STERLING CONSTRUCTION CO INC      COM              859241101  741        40,000  SH           SOLE               40,000
T-3 ENERGY SRVCS INC              COM              87306E107  330        35,000  SH           SOLE               35,000
TERRA INDS INC                    COM              880915103  750        45,000  SH           SOLE               45,000
TEVA PHARMACEUTICAL INDS LTD ADR  SDR              881624209  851        20,000  SH           SOLE               20,000
TRINITY INDS INC                  COM              896522109  631        40,025  SH           SOLE               40,025
UTI WORLDWIDE INC                 ORD              G87210103  789        55,000  SH           SOLE               55,000
WABCO HOLDINGS INC                COM              92927K102  395        25,000  SH           SOLE               25,000
WAL MART STORES INC               COM              931142103  1,402      25,000  SH           SOLE               25,000